Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Assets
Cash and cash equivalents	¥ 4,418,127	$ 693,301	¥ 2,632,174
Prepaid expenses and other assets	1,899,438	298,063	1,050,009
Investment in subsidiaries and VIEs	132,377		129,622
Total assets	18,138,551	2,846,335	14,882,185
Liabilities and Shareholders' Equity
Accrued expenses and other liabilities	638,832	100,247	509,002
Contract liability	8,436	1,324	3,447
Total liabilities	7,428,941	1,165,762	6,451,855
Shareholders' equity :
Additional paid-in capital	5,694,733	893,628	5,659,990
Treasury stock	(324,171)	(50,870)	(401,621)
Statutory reserves	610,403	95,786	458,058
Accumulated other comprehensive income	(16,769)	(2,630)	(5,142)
Retained earnings	4,690,951	736,113	2,651,918	¥ 883,000
Total shareholders' equity	10,709,610	1,680,573	8,430,330		¥ 8,011,480	¥ 5,985,738
Total liabilities and shareholders' equity	18,138,551	2,846,335	14,882,185
Parent Company [Member]
Assets
Cash and cash equivalents	38,231	5,999	28,435
Prepaid expenses and other assets	2,795	439	1,247
Amounts due from Group companies	694,123	108,923	1,302,606
Investment in subsidiaries and VIEs	10,574,557	1,659,379	7,949,999
Total assets	11,309,706	1,774,740	9,282,287
Liabilities and Shareholders' Equity
Accrued expenses and other liabilities	5,647	885	32,571
Contract liability	1,610	253	3,447
Amounts due to Group companies	647,199	101,559	882,963
Total liabilities	654,456	102,697	918,981
Shareholders' equity :
Additional paid-in capital	5,694,733	893,628	5,659,990
Treasury stock	(324,171)	(50,870)	(401,621)
Statutory reserves	610,403	95,786	458,058
Accumulated other comprehensive income	(16,769)	(2,630)	(5,142)
Retained earnings	4,690,951	736,113	2,651,918
Total shareholders' equity	10,655,250	1,672,043	8,363,306
Total liabilities and shareholders' equity	11,309,706	1,774,740	9,282,287
Class A Ordinary Shares [Member]
Shareholders' equity :
Ordinary shares	64	10	64
Class A Ordinary Shares [Member] | Parent Company [Member]
Shareholders' equity :
Ordinary shares	64	10	64
Class B Ordinary Shares [Member]
Shareholders' equity :
Ordinary shares	39	6	39
Class B Ordinary Shares [Member] | Parent Company [Member]
Shareholders' equity :
Ordinary shares	¥ 39	$ 6	¥ 39